Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Principles of Consolidation

1. Principles of Consolidation: The consolidated financial statements include the accounts of the Company, First Federal of Hazard, Frankfort First and First Federal of Kentucky. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

2. Use of Estimates: The consolidated financial information presented herein has been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP.”) To prepare financial statements in conformity with U.S. GAAP, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ. Such estimates include, but are not limited to, the allowance for loan losses, goodwill, and deferred taxes.

Securities

3. Securities: Debt securities are classified as held to maturity or available for sale. Securities classified as held to maturity are to be carried at cost only if the Company has the positive intent and ability to hold these securities to maturity. Securities designated as available for sale are carried at fair value with resulting unrealized gains or losses recorded to shareholders’ equity, net of tax.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage backed securities where prepayments are anticipated. Gains and losses on sales are recorded on the trade date and determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

Loans

4. Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal amount outstanding, adjusted for deferred loan origination costs, net, discounts on purchased loans, and the allowance for loan losses. Interest income is accrued on the unpaid principal balance unless the collectability of the loan is in doubt. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments. Interest income on one- to four-family residential loans is generally discontinued at the time a loan is 180 days delinquent and on other loans at the time a loan is 90 days delinquent. All other loans are moved to non-accrual status in accordance with the Company’s policy, typically 90 days after the loan becomes delinquent. Past due status is based on the contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

All interest accrued but not received for loans placed on nonaccrual is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Loans held for sale and Mortgage Servicing Rights

5. Loans held for sale and Mortgage Servicing Rights: Loans held for sale are carried at the lower of cost (less principal payments received) or fair value, calculated on an aggregate basis. At June 30, 2021 and 2020 the Company had $1.3 million and $667,000 in loans held for sale, respectively.

In selling loans, the Company utilizes a program with the Federal Home Loan Bank, retaining servicing on loans sold. Mortgage servicing rights on originated loans that have been sold are initially recorded at fair value. Capitalized servicing rights are amortized in proportion to and over the period of estimated servicing revenues. The Company recorded amortization related to mortgage servicing rights totaling $28,000 and $20,000 during the years ended June 30, 2021 and 2020, respectively. The carrying value of the Company’s mortgage servicing rights, which approximated fair value, totaled approximately $147,000 and $96,000 at June 30, 2021 and 2020, respectively.

The Company was servicing mortgage loans of approximately $18.3 million and $12.1 million that had been sold to the Federal Home Loan Bank at June 30, 2021 and 2020, respectively.

Servicing rights are evaluated for impairment based upon the fair value of the rights as compared to carrying amount. Impairment is recognized through a valuation allowance for an individual grouping, to the extent that fair value is less than the carrying amount. If the Company later determines that all or a portion of the impairment no longer exists for a particular grouping, a reduction of the allowance may be recorded as an increase to income. Changes in valuation allowances are reported with other non-interest income on the income statement. The fair values of servicing rights are subject to significant fluctuations as a result of changes in estimated and actual prepayment speeds and default rates and losses.

Servicing fee income which is reported on the income statement as other non-interest income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal and are recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income. Servicing fees totaled $14,000 and $7,000 for the fiscal years ended June 30, 2021 and 2020, respectively. Late fees and ancillary fees related to loan servicing are not material.

Allowance for Loan Losses

6. Allowance for Loan Losses: The allowance for loan losses is a valuation allowance for probable incurred credit losses. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loss experience, the nature and volume of the portfolio, trends in the level of delinquent and problem loans, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral and current and anticipated economic conditions in the primary lending area. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.

The allowance consists of specific and general components. The specific component relates to loans that are individually classified as impaired or loans otherwise classified as substandard or doubtful. The general component covers all loans and is based on historical loss experience adjusted for current factors. In consultation with regulators, the Company considers a time frame of two years when estimating the appropriate level of allowance for loan losses. This period may be shortened or extended based on anticipated trends in the banks or in the banks’ markets.

The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the most recent eight quarters. This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment.

These economic factors include consideration of the following: levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; changes in lending policies, procedures and practices; experience, ability and depth of lending management and other relevant staff; economic trends and conditions; industry conditions; and effects of changes in credit concentrations. Our portfolio segments include residential real estate, nonresidential real estate and land, loans on deposits and consumer and other loans. Risk factors associated with our portfolio segments are as follows:

Residential Real Estate

Our primary lending activity is the origination of mortgage loans, which enable a borrower to purchase or refinance existing homes in the Banks’ respective market areas. We further classify our residential real estate loans as one- to four-family (owner-occupied vs nonowner-occupied), multi-family or construction. We believe that our first mortgage position on loans secured by residential real estate presents lower risk than our other loans, with the exception of loans secured by deposits.

We offer a mix of adjustable-rate and fixed-rate mortgage loans with terms up to 30 years for owner-occupied properties. For these properties a borrower may be able to borrow up to 95% of the value with private mortgage insurance. Alternatively, the borrower may be able to borrow up to 90% of the value through other programs offered by the bank.

We offer loans on one- to four-family rental properties at a maximum of 80% loan-to-value (“LTV”) ratio and we generally charge a slightly higher interest rate on such loans.

We also originate loans to individuals to finance the construction of residential dwellings for personal use or for use as rental property. We occasionally lend to builders for construction of speculative or custom residential properties for resale, but on a limited basis. Construction loans are generally less than one year in length, do not exceed 80% of the appraised value, and provide for the payment of interest only during the construction phase. Funds are disbursed as progress is made toward completion of the construction.

Multi-family and Nonresidential Loans

We offer mortgage loans secured by residential multi-family (five or more units), and nonresidential real estate. Nonresidential real estate loans are comprised generally of commercial office buildings, churches and properties used for other purposes. Generally, these loans are originated for 25 years or less and do not exceed 80% of the appraised value. Loans secured by multi-family and commercial real estate generally have larger balances and involve a greater degree of risk than one- to four-family residential mortgage loans. These loans depend on the borrower’s creditworthiness and the feasibility and cash flow potential of the project. Payments on loans secured by income properties often depend on successful operation and management of the properties. As a result, repayment on such loans may be subject to a greater extent to adverse conditions in the real estate market or economy than owner-occupied residential loans.

Consumer lending

Our consumer loans include home equity lines of credit, loans secured by savings deposits, automobile loans, and unsecured loans. Home equity loans are generally second mortgage loans subordinate only to first mortgages also held by the bank and do not exceed 80% of the estimated value of the property. We do offer home equity loans up to 90% of the estimated value to qualified borrowers and these loans carry a premium interest rate. Loans secured by savings are originated up to 90% of the depositor’s savings account balance and bear interest at a rate higher than the rate paid on the deposit account. Because the deposit account must be pledged as collateral to secure the loan, the inherent risk of this type of loan is minimal. Loans secured by automobiles are made directly to consumers (there are no relationships with dealers) and are based on the value of the vehicle and the borrower’s creditworthiness. Vehicle loans present a higher level of risk because of the natural decline in the value of the property as well as its mobility. Unsecured loans are based entirely on the borrower’s creditworthiness and present the highest level of risk to the bank.

The Banks choose the most appropriate method for accounting for impaired loans. For secured loans, which make up the vast majority of the loans in the banks’ portfolio, this method involves determining the fair value of the collateral, reduced by estimated selling costs. Where appropriate, the Banks would account for impaired loans by determining the present value of expected future cash flows discounted at the loan’s effective interest rate.

A loan is considered impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement. Although most of our loans are secured by collateral, we rely heavily on the capacity of our borrowers to generate sufficient cash flow to service their debt. As a result, our loans do not become collateral-dependent until there is deterioration in the borrower’s cash flow and financial condition, which makes it necessary for us to look to the collateral for our sole source of repayment. Collateral-dependent loans which are more than ninety days delinquent are considered to constitute more than a minimum delay in repayment and are evaluated for impairment under the policy at that time.

We utilize updated independent appraisals to determine fair value for collateral-dependent loans, adjusted for estimated selling costs, in determining our specific reserve. In some situations management does not secure an updated independent appraisal. These situations may involve small loan amounts or loans that, in management’s opinion, have an abnormally low loan-to-value ratio.

With respect to the Banks’ investment in troubled debt restructurings, multi-family and nonresidential loans, and the evaluation of impairment thereof, such loans are nonhomogenous and, as such, may be deemed to be collateral-dependent when they become more than 90 days delinquent. We obtain updated independent appraisals in these situations or when we suspect that the previous appraisal may no longer be reflective of the property’s current fair value. This process varies from loan to loan, borrower to borrower, and also varies based on the nature of the collateral.

Federal Home Loan Bank Stock

7. Federal Home Loan Bank Stock: The banks are members of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as interest income.

Real Estate Owned

8. Real Estate Owned: Real estate acquired through or instead of foreclosure is initially recorded at fair value less estimated selling expenses at the date of acquisition, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. If fair value declines subsequently, the carrying value is adjusted through a valuation allowance and the amount is recorded through expense. Costs relating to holding real estate owned, net of rental income, are charged against earnings as incurred.

9. Premises and Equipment: Land is carried at cost. Premises and equipment are carried at cost less accumulated depreciation. The cost of premises and equipment includes expenditures which extend the useful lives of existing assets. Maintenance, repairs and minor renewals are expensed as incurred. For financial reporting, depreciation is provided on the straight-line method over the useful lives of the assets, estimated to be forty years for buildings, ten to forty years for building improvements, and five to ten years for furniture and equipment. When management initiates a plan to dispose of assets, those assets are transferred to fixed assets held for sale and evaluated for potential impairment. At June 30, 2021 and 2020, the Company had fixed assets held for sale of $161,000 related to a branch office no longer in use and included in other assets on the balance sheet. No impairment losses have been taken on the property.

10. Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. Deferred tax assets are recorded only to the extent that the amount of net deductible temporary differences or carryforward attributes may be utilized against current period earnings, carried back against prior years’ earnings, offset against taxable temporary differences reversing in future periods, or utilized to the extent of management’s estimate of future taxable income. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized. Deferred tax liabilities are provided on the total amount of net temporary differences taxable in the future.

A tax provision is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. The Company recognizes interest and/or penalties related to income tax matters as income tax expense.

Kentucky First Federal Bancorp and Frankfort First Bancorp, Inc., each are subject to state income taxes in the Commonwealth of Kentucky. Both of the Banks became subject to state income tax in the Commonwealth on January 1, 2021, according to legislation enacted in the spring of 2019. On March 26, 2019, Kentucky enacted H.B. 354 repealing the bank franchise tax. On April 9, 2019, Kentucky enacted related legislation, H.B. 458, which made technical corrections to H.B. 354. Beginning on or after January 1, 2021, the banks will be subject to the corporation income tax and limited liability entity tax (“LLET”) instead of the savings and loan tax. Because the banks operate on a fiscal year, they must file a short-year corporation income tax and LLET return and pay any tax due for the period beginning January 1, 2021 through the end of the banks’ normal fiscal year. With few exceptions, the Company is no longer subject to U.S. federal, state and local tax examinations by tax authorities for years before 2018.

11. Retirement and Employee Benefit Plans: The Banks participate in the Pentegra Defined Benefit Plan for Financial Institutions (“The Pentegra DB Plan”), which is a tax-qualified, multi-employer defined benefit pension fund covering all employees who qualify as to length of service. The Pentegra DB Plan’s Employer Identification Number is 13-5645888 and the Plan Number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multiple-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan contributions made by a participating employer may be used to provide benefits to participants of other participating employers. Total contributions made to the Pentegra DB Plan, as reported on Form 5500, equal $253.2 million and $138.3 million for the plan years ended June 30, 2020 and 2019, respectively. Our contributions for fiscal 2021 and 2020 were not more than 5% of the total contributions made to the Pentegra DB Plan. Pension expense is the net contributions, which are based upon covered employees’ age and salaries and are dependent upon the ultimate prescribed benefits of the participants and the funded status of the plan. The Company recognized expense related to the plans totaling approximately $955,000 and $935,000 for the fiscal years ended June 30, 2021 and 2020, respectively. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan. As of July 1, 2020, the most recent period for which information is available, the Banks had an adjusted funding target attainment percentage (“AFTAP”) of 87.27%. There are no funding improvement plans or surcharges to participants. Effective July 1, 2016, sponsorship of the plan was transferred to the Company, benefits ratios were standardized and prospectively each bank will contribute to the plan based generally on its pro rata share of future benefits. Effective April 1, 2019, the Company elected to freeze benefits to its employee participants.

The Company also maintains a nonqualified deferred compensation plan for the benefit of certain directors, which is closed to any future deferrals. The expense incurred for the deferred compensation was $0 and $2,000 for the fiscal years ended June 30, 2021 and 2020, respectively, while the liabilities totaled $51,000 and $51,000 at June 30, 2021 and 2020, respectively.

The Company maintains an Employee Stock Ownership Plan (“ESOP”) which provides retirement benefits for substantially all full-time employees who have completed one year of service and have attained the age of 21. Annual contributions are made to the ESOP equal to the ESOP’s debt service less dividends received by the ESOP on unallocated shares. Shares in the ESOP were acquired using funds provided by a loan from the Company and, accordingly, the cost of those shares is shown as a reduction of stockholders’ equity. Shares are released to participants proportionately as the loan is repaid. Dividends on allocated shares are recorded as dividends and charged to retained earnings. Dividends on unallocated shares are used to repay loan principal and accrued interest. Compensation expense is recorded equal to the fair value of shares committed to be released during a given fiscal year. Allocation of shares to the ESOP participants is contingent upon the repayment of a loan to Kentucky First Federal Bancorp totaling $277,000 and $528,000 at June 30, 2021 and 2020, respectively. The Company recorded expense for the ESOP of approximately $122,000 and $135,000 for the years ended June 30, 2021 and 2020, respectively. Shares may be surrendered from the plan as employees leave employment. Total shares surrendered from the plan totaled 217,706 and 194,445 at June 30, 2021 and 2020, respectively.

The amounts contributed to the ESOP were $280,000 for each of the years 2021 and 2020.

	For the fiscal year ended
	June 30,
	2021	2020
Allocated shares	99,668	104,254
Shares committed to be released	9,338	9,338
Unearned shares	10,261	28,936
Total ESOP shares	119,267	142,528

Fair value of unearned shares at End of period	$76,000	$195,000

The Company maintains a 401(k) plan for the benefit of all full-time employees. No employer contributions have been made to the 401(k) plan.

12. Earnings Per Share: Diluted earnings per share is computed taking into consideration common shares outstanding and dilutive potential common shares to be issued or released under the Company’s share-based compensation plans. There is no adjustment to net earnings for the calculation of diluted earnings per share. The factors used in the basic and diluted earnings per share computations for the fiscal years ended June 30 follow:

	For the fiscal year ended
	June 30,
	2021	2020
Net income (loss) allocated to common shareholders, basic and diluted	$1,820,000	$(12,547,000)

EARNINGS (LOSS) PER SHARE	$0.22	$(1.52)

Weighted average common shares outstanding, basic and diluted	8,216,193	8,251,860

Basic earnings per share is computed based upon the weighted-average shares outstanding during the year (which excludes treasury shares) less average shares in the ESOP that are unallocated and not committed to be released. There were no options outstanding for fiscal years 2021 and 2020.

13. Fair Value of Assets and Liabilities: Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1 - Quoted prices in active markets for identical assets or liabilities that the entity has the ability to access as of the measurement date.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Following is a description of the valuation methodologies used for assets measured at fair value on a recurring basis and recognized in the accompanying balance sheet, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. If quoted market prices are not available, then fair values are estimated by using matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs).

The following table presents the fair value measurements of assets and liabilities measured at fair value on a recurring basis at June 30, 2021 and 2020. The securities represented are only those classified as available-for sale.

		Fair Value Measurements Using
		Quotes Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
2021
Agency mortgage-backed: residential	$33	$--	$33	$--

2020
Agency bonds	$503	$--	$503	$--
Agency mortgage-backed: residential	$38	$--	$38	$--

There were no transfers between levels 1 and 2.

Following is a description of the valuation methodologies and inputs used for assets measured at fair value on a nonrecurring basis and recognized in the accompanying consolidated balance sheet, as well as the general classification of such assets pursuant to the valuation hierarchy. For assets classified within Level 3 of the fair value hierarchy, the process used to develop the reported fair value is described below.

Impaired Loans

The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent independent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value and totaled $0 and $0 for the years ended June 30, 2021 and 2020, respectively.

Independent appraisals for collateral-dependent loans are updated periodically (usually every 12-24 months depending on the size of the loan and the loan-to-value ratio).

Real Estate Owned

Real estate properties acquired through or instead of loan foreclosure are initially recorded as real estate owned (“REO”) at fair value, less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell.
Premises and Equipment

9. Premises and Equipment: Land is carried at cost. Premises and equipment are carried at cost less accumulated depreciation. The cost of premises and equipment includes expenditures which extend the useful lives of existing assets. Maintenance, repairs and minor renewals are expensed as incurred. For financial reporting, depreciation is provided on the straight-line method over the useful lives of the assets, estimated to be forty years for buildings, ten to forty years for building improvements, and five to ten years for furniture and equipment. When management initiates a plan to dispose of assets, those assets are transferred to fixed assets held for sale and evaluated for potential impairment. At June 30, 2021 and 2020, the Company had fixed assets held for sale of $161,000 related to a branch office no longer in use and included in other assets on the balance sheet. No impairment losses have been taken on the property.

Income Taxes

10. Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. Deferred tax assets are recorded only to the extent that the amount of net deductible temporary differences or carryforward attributes may be utilized against current period earnings, carried back against prior years’ earnings, offset against taxable temporary differences reversing in future periods, or utilized to the extent of management’s estimate of future taxable income. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized. Deferred tax liabilities are provided on the total amount of net temporary differences taxable in the future.

A tax provision is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. The Company recognizes interest and/or penalties related to income tax matters as income tax expense.

Kentucky First Federal Bancorp and Frankfort First Bancorp, Inc., each are subject to state income taxes in the Commonwealth of Kentucky. Both of the Banks became subject to state income tax in the Commonwealth on January 1, 2021, according to legislation enacted in the spring of 2019. On March 26, 2019, Kentucky enacted H.B. 354 repealing the bank franchise tax. On April 9, 2019, Kentucky enacted related legislation, H.B. 458, which made technical corrections to H.B. 354. Beginning on or after January 1, 2021, the banks will be subject to the corporation income tax and limited liability entity tax (“LLET”) instead of the savings and loan tax. Because the banks operate on a fiscal year, they must file a short-year corporation income tax and LLET return and pay any tax due for the period beginning January 1, 2021 through the end of the banks’ normal fiscal year. With few exceptions, the Company is no longer subject to U.S. federal, state and local tax examinations by tax authorities for years before 2018.

11. Retirement and Employee Benefit Plans: The Banks participate in the Pentegra Defined Benefit Plan for Financial Institutions (“The Pentegra DB Plan”), which is a tax-qualified, multi-employer defined benefit pension fund covering all employees who qualify as to length of service. The Pentegra DB Plan’s Employer Identification Number is 13-5645888 and the Plan Number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multiple-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan contributions made by a participating employer may be used to provide benefits to participants of other participating employers. Total contributions made to the Pentegra DB Plan, as reported on Form 5500, equal $253.2 million and $138.3 million for the plan years ended June 30, 2020 and 2019, respectively. Our contributions for fiscal 2021 and 2020 were not more than 5% of the total contributions made to the Pentegra DB Plan. Pension expense is the net contributions, which are based upon covered employees’ age and salaries and are dependent upon the ultimate prescribed benefits of the participants and the funded status of the plan. The Company recognized expense related to the plans totaling approximately $955,000 and $935,000 for the fiscal years ended June 30, 2021 and 2020, respectively. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan. As of July 1, 2020, the most recent period for which information is available, the Banks had an adjusted funding target attainment percentage (“AFTAP”) of 87.27%. There are no funding improvement plans or surcharges to participants. Effective July 1, 2016, sponsorship of the plan was transferred to the Company, benefits ratios were standardized and prospectively each bank will contribute to the plan based generally on its pro rata share of future benefits. Effective April 1, 2019, the Company elected to freeze benefits to its employee participants.

The Company also maintains a nonqualified deferred compensation plan for the benefit of certain directors, which is closed to any future deferrals. The expense incurred for the deferred compensation was $0 and $2,000 for the fiscal years ended June 30, 2021 and 2020, respectively, while the liabilities totaled $51,000 and $51,000 at June 30, 2021 and 2020, respectively.

The Company maintains an Employee Stock Ownership Plan (“ESOP”) which provides retirement benefits for substantially all full-time employees who have completed one year of service and have attained the age of 21. Annual contributions are made to the ESOP equal to the ESOP’s debt service less dividends received by the ESOP on unallocated shares. Shares in the ESOP were acquired using funds provided by a loan from the Company and, accordingly, the cost of those shares is shown as a reduction of stockholders’ equity. Shares are released to participants proportionately as the loan is repaid. Dividends on allocated shares are recorded as dividends and charged to retained earnings. Dividends on unallocated shares are used to repay loan principal and accrued interest. Compensation expense is recorded equal to the fair value of shares committed to be released during a given fiscal year. Allocation of shares to the ESOP participants is contingent upon the repayment of a loan to Kentucky First Federal Bancorp totaling $277,000 and $528,000 at June 30, 2021 and 2020, respectively. The Company recorded expense for the ESOP of approximately $122,000 and $135,000 for the years ended June 30, 2021 and 2020, respectively. Shares may be surrendered from the plan as employees leave employment. Total shares surrendered from the plan totaled 217,706 and 194,445 at June 30, 2021 and 2020, respectively.

The amounts contributed to the ESOP were $280,000 for each of the years 2021 and 2020.

	For the fiscal year ended
	June 30,
	2021	2020
Allocated shares	99,668	104,254
Shares committed to be released	9,338	9,338
Unearned shares	10,261	28,936
Total ESOP shares	119,267	142,528

Fair value of unearned shares at End of period	$76,000	$195,000

The Company maintains a 401(k) plan for the benefit of all full-time employees. No employer contributions have been made to the 401(k) plan.

12. Earnings Per Share: Diluted earnings per share is computed taking into consideration common shares outstanding and dilutive potential common shares to be issued or released under the Company’s share-based compensation plans. There is no adjustment to net earnings for the calculation of diluted earnings per share. The factors used in the basic and diluted earnings per share computations for the fiscal years ended June 30 follow:

	For the fiscal year ended
	June 30,
	2021	2020
Net income (loss) allocated to common shareholders, basic and diluted	$1,820,000	$(12,547,000)

EARNINGS (LOSS) PER SHARE	$0.22	$(1.52)

Weighted average common shares outstanding, basic and diluted	8,216,193	8,251,860

Retirement and Employee Benefit Plans

11. Retirement and Employee Benefit Plans: The Banks participate in the Pentegra Defined Benefit Plan for Financial Institutions (“The Pentegra DB Plan”), which is a tax-qualified, multi-employer defined benefit pension fund covering all employees who qualify as to length of service. The Pentegra DB Plan’s Employer Identification Number is 13-5645888 and the Plan Number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multiple-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan contributions made by a participating employer may be used to provide benefits to participants of other participating employers. Total contributions made to the Pentegra DB Plan, as reported on Form 5500, equal $253.2 million and $138.3 million for the plan years ended June 30, 2020 and 2019, respectively. Our contributions for fiscal 2021 and 2020 were not more than 5% of the total contributions made to the Pentegra DB Plan. Pension expense is the net contributions, which are based upon covered employees’ age and salaries and are dependent upon the ultimate prescribed benefits of the participants and the funded status of the plan. The Company recognized expense related to the plans totaling approximately $955,000 and $935,000 for the fiscal years ended June 30, 2021 and 2020, respectively. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan. As of July 1, 2020, the most recent period for which information is available, the Banks had an adjusted funding target attainment percentage (“AFTAP”) of 87.27%. There are no funding improvement plans or surcharges to participants. Effective July 1, 2016, sponsorship of the plan was transferred to the Company, benefits ratios were standardized and prospectively each bank will contribute to the plan based generally on its pro rata share of future benefits. Effective April 1, 2019, the Company elected to freeze benefits to its employee participants.

The Company also maintains a nonqualified deferred compensation plan for the benefit of certain directors, which is closed to any future deferrals. The expense incurred for the deferred compensation was $0 and $2,000 for the fiscal years ended June 30, 2021 and 2020, respectively, while the liabilities totaled $51,000 and $51,000 at June 30, 2021 and 2020, respectively.

The Company maintains an Employee Stock Ownership Plan (“ESOP”) which provides retirement benefits for substantially all full-time employees who have completed one year of service and have attained the age of 21. Annual contributions are made to the ESOP equal to the ESOP’s debt service less dividends received by the ESOP on unallocated shares. Shares in the ESOP were acquired using funds provided by a loan from the Company and, accordingly, the cost of those shares is shown as a reduction of stockholders’ equity. Shares are released to participants proportionately as the loan is repaid. Dividends on allocated shares are recorded as dividends and charged to retained earnings. Dividends on unallocated shares are used to repay loan principal and accrued interest. Compensation expense is recorded equal to the fair value of shares committed to be released during a given fiscal year. Allocation of shares to the ESOP participants is contingent upon the repayment of a loan to Kentucky First Federal Bancorp totaling $277,000 and $528,000 at June 30, 2021 and 2020, respectively. The Company recorded expense for the ESOP of approximately $122,000 and $135,000 for the years ended June 30, 2021 and 2020, respectively. Shares may be surrendered from the plan as employees leave employment. Total shares surrendered from the plan totaled 217,706 and 194,445 at June 30, 2021 and 2020, respectively.

The amounts contributed to the ESOP were $280,000 for each of the years 2021 and 2020.

	For the fiscal year ended
	June 30,
	2021	2020
Allocated shares	99,668	104,254
Shares committed to be released	9,338	9,338
Unearned shares	10,261	28,936
Total ESOP shares	119,267	142,528

Fair value of unearned shares at End of period	$76,000	$195,000

The Company maintains a 401(k) plan for the benefit of all full-time employees. No employer contributions have been made to the 401(k) plan.

Earnings Per Share

12. Earnings Per Share: Diluted earnings per share is computed taking into consideration common shares outstanding and dilutive potential common shares to be issued or released under the Company’s share-based compensation plans. There is no adjustment to net earnings for the calculation of diluted earnings per share. The factors used in the basic and diluted earnings per share computations for the fiscal years ended June 30 follow:

	For the fiscal year ended
	June 30,
	2021	2020
Net income (loss) allocated to common shareholders, basic and diluted	$1,820,000	$(12,547,000)

EARNINGS (LOSS) PER SHARE	$0.22	$(1.52)

Weighted average common shares outstanding, basic and diluted	8,216,193	8,251,860

Basic earnings per share is computed based upon the weighted-average shares outstanding during the year (which excludes treasury shares) less average shares in the ESOP that are unallocated and not committed to be released. There were no options outstanding for fiscal years 2021 and 2020.

Fair Value of Assets and Liabilities

13. Fair Value of Assets and Liabilities: Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1 - Quoted prices in active markets for identical assets or liabilities that the entity has the ability to access as of the measurement date.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Following is a description of the valuation methodologies used for assets measured at fair value on a recurring basis and recognized in the accompanying balance sheet, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. If quoted market prices are not available, then fair values are estimated by using matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs).

The following table presents the fair value measurements of assets and liabilities measured at fair value on a recurring basis at June 30, 2021 and 2020. The securities represented are only those classified as available-for sale.

		Fair Value Measurements Using
		Quotes Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
2021
Agency mortgage-backed: residential	$33	$--	$33	$--

2020
Agency bonds	$503	$--	$503	$--
Agency mortgage-backed: residential	$38	$--	$38	$--

There were no transfers between levels 1 and 2.

Following is a description of the valuation methodologies and inputs used for assets measured at fair value on a nonrecurring basis and recognized in the accompanying consolidated balance sheet, as well as the general classification of such assets pursuant to the valuation hierarchy. For assets classified within Level 3 of the fair value hierarchy, the process used to develop the reported fair value is described below.

Impaired Loans

The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent independent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value and totaled $0 and $0 for the years ended June 30, 2021 and 2020, respectively.

Independent appraisals for collateral-dependent loans are updated periodically (usually every 12-24 months depending on the size of the loan and the loan-to-value ratio).

Real Estate Owned

Real estate properties acquired through or instead of loan foreclosure are initially recorded as real estate owned (“REO”) at fair value, less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals which are updated no less frequently than annually. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach with data from comparable properties. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments were $19,000 and $36,000 for the fiscal years 2021 and 2020, respectively, and resulted in a Level 3 classification of the inputs for determining fair value. One single-family residential property, which was held as OREO and was written down by $19,000 during the year ended June 30, 2021, was sold during the period. There was no OREO measured at fair value less costs to sell at June 30, 2021.

The following table presents the fair value measurements of assets and liabilities measured at fair value on a nonrecurring basis at June 30, 2020.

		Fair Value Measurements Using
(in thousands)	Fair Value	Quotes Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
2020
Other real estate owned, net One- to four-family	$465	$-	$-	$465

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at June 30, 2020:

June 30, 2020	Fair Value (in thousands)	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Foreclosed and repossessed assets:
1-4 family	$465	Sales comparison approach	Adjustments for differences between comparable sales	-2.7% to 41.2% (20.4%)

The following disclosure of the fair value of financial instruments, both assets and liabilities, whether or not recognized in the consolidated balance sheet, is based on the assumptions presented for each particular item and for which it is practicable to estimate that value. For financial instruments where quoted market prices are not available, fair values are based on estimates using present value and other valuation methods.

The methods used are greatly affected by the assumptions applied, including the discount rate and estimates of future cash flows. Therefore, the fair values presented may not represent amounts that could be realized in an exchange for certain financial instruments.

The Company’s financial instruments at June 30, 2021 and 2020 are as follows:

		Fair Value Measurements at
	Carrying	June 30, 2021 Using
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$21,648	$21,648			$21,648
Time deposits in other financial institutions	247	248			248
Available-for-sale securities	33		$33		33
Held-to-maturity securities	462		476		476
Loans held for sale	1,307		1,336		1,336
Loans receivable - net	297,902			$306,346	306,346
Federal Home Loan Bank stock	6,498				n/a
Accrued interest receivable	694		694		694

Financial liabilities
Deposits	$226,843	$101,951	$125,232		$227,183
Federal Home Loan Bank advances	56,873		57,314		57,314
Advances by borrowers for taxes and insurance	838		838		838
Accrued interest payable	20		20		20

	Carrying	Fair Value Measurements at June 30, 2020 Using
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$13,702	$13,702			$13,702
Time deposits in other financial institutions	2,229	2,252			2,252
Available-for-sale securities	541		$541		541
Held-to-maturity securities	598		611		611
Loans held for sale	667		685		685
Loans receivable - net	285,887			$295,431	295,431
Federal Home Loan Bank stock	6,498				n/a
Accrued interest receivable	830		830		830

Financial liabilities
Deposits	$212,273	$78,118	$135,000		$213,118
Federal Home Loan Bank advances	54,715		55,416		55,416
Advances by borrowers for taxes and insurance	800		800		800
Accrued interest payable	27		27		27

Cash and Cash Equivalents

14. Cash and Cash Equivalents: For purposes of reporting cash flows, cash and cash equivalents include cash and due from banks and interest-bearing deposits in other financial institutions with original maturities of less than ninety days.

Goodwill

15. Goodwill: Goodwill of $14.5 million was originally recorded in March 2005 when the Company, as part of its initial public offering, purchased Frankfort First Bancorp, Inc., with a portion of the stock and cash proceeds from the offering. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually. The Company has selected March 31 as the date to perform its annual impairment test with more frequent monitoring if circumstances warrant. The Company adopted ASU No. 2017-04, Intangibles-Goodwill and Other (Topic 350) Simplifying the Test for Goodwill Impairment, effective April 1, 2020. According to the accounting pronouncement, the Company recorded a goodwill impairment charge of $13.6 million during the period ended June 30, 2020. The carrying value of goodwill was $947,000 at June 30, 2021 and 2020. Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values. Goodwill is the only intangible asset with an indefinite life on our balance sheet.

Cash Surrender Value of Life Insurance

16. Cash Surrender Value of Life Insurance: First Federal of Kentucky has purchased life insurance policies on certain key executives. Bank-owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Treasury Stock	17. Treasury Stock: Treasury stock is stated at cost. Cost is determined by the first-in, first-out method.
Related Party Transactions

18. Related Party Transactions: Loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) at June 30, 2021 and 2020 are summarized as follows:

(in thousands)	2021	2020
Outstanding principal, beginning of year	$1,047	$1,246
Changes in composition of related parties	936	(129)
Principal disbursed during the year	--	--
Principal repaid and refinanced during the year	(578)	(70)
Outstanding principal, end of year	$1,405	$1,047

Deposits from related parties held by the Company at June 30, 2021 and 2020 totaled $4.3 million and $3.3 million, respectively.

In management’s opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectability or present other unfavorable features.

Comprehensive Income and Accumulated Comprehensive Income

19. Comprehensive Income and Accumulated Comprehensive Income: Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available for sale, net of tax, for the period which are also recognized as separate components of equity. Accumulated comprehensive income consists solely of unrealized gain or loss on available-for-sale securities at the end of the period.

Revenue Recognition

20. Revenue Recognition: The Company’s revenue-generating activities accounted for under Topic 606 includes primarily service charges and fees on deposits and other service charges and fees and comprise the majority of other non-interest income on the statement of income. Service charges and fees on deposits are primarily overdraft fees, dormant account fees, and service charges on checking and savings accounts. Overdraft fees are recognized at the time an account is overdrawn. Dormant account fees are recognized when an account is inactive for at least 365 days. Service charges on checking and savings accounts are primarily account maintenance services performed and recognized in the same calendar month. Other deposit-based service charges and fees include transaction-based services completed at the request of the customer and recognized at the time the transaction is completed. These transaction-based services include ATM usage and stop payment services. All service charges and fees on deposits are withdrawn from the customer’s account at the time the service is provided.

Loss Contingencies

21. Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there now are such matters that will have a material effect on the financial statements.

Loan Commitments and Related Financial Instruments

22. Loan Commitments and Related Financial Instruments: Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Dividend Restriction	23. Dividend Restriction: Banking regulations require maintaining certain capital levels and may limit the dividends paid by the banks to the holding company or by the holding company to shareholders.
Operating Segments

24. Operating Segments: While the chief decision-makers monitor the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a Company-wide basis. Operating segments are aggregated into one as operating results for all segments are similar. Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable operating segment.

Reclassifications

25. Reclassifications: Some items in the prior year financial statements were reclassified to conform to the current presentation. Reclassifications had no effect on prior year net income or shareholders’ equity.

New Accounting Standards

26. New Accounting Standards:

FASB ASC 326 - In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The final standard will change estimates for credit losses related to financial assets measured at amortized cost such as loans, held-to-maturity debt securities, and certain other contracts. For estimating credit losses, the FASB is replacing the incurred loss model with an expected loss model, which is referred to as the current expected credit loss (CECL) model. The Company will now use forward-looking information to enhance its credit loss estimates. The amendment requires enhanced disclosures to aid investors and other users of financial statements to better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of our portfolio. The largest impact to the Company will be on its allowance for loan and lease losses, although the ASU also amends the accounting for credit losses on available-for-sale debt securities, held-to-maturity securities, and purchased financial assets with credit deterioration. The standard is effective for public companies for annual periods and interim periods within those annual periods beginning after December 15, 2019. However, the FASB has delayed the implementation of the ASU for smaller reporting companies until years beginning after December 15, 2022, or in the Company’s case the fiscal year beginning July 1, 2023. ASU 2016-13 will be applied through a cumulative effect adjustment to retained earnings (modified-retrospective approach), except for debt securities for which an other-than-temporary impairment had been recognized before the effective date. A prospective transition approach is required for these debt securities. We have formed a functional committee that is assessing our data and system needs and are evaluating the impact of adopting the new guidance. We expect to recognize a one-time cumulative effect adjustment to the allowance for loan losses as of the beginning of the first reporting period in which the new standard is effective, but cannot yet determine the magnitude of any such one-time adjustment or the overall impact of the new guidance on the consolidated financial statements. However, the Company does expect ASU 2016-13 to add complexity and costs to its current credit loss evaluation process.

FASB ASC 820 – In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. This guidance reduces the level of detail surrounding the processes used by the Company in determining the fair value of some of its assets. The Company adopted this ASU effective July 1, 2020, with no material impact to the financial statements.

FASB ASC 740– In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740), Simplifying the Accounting for Income Taxes. The amendments in this ASU removes certain exceptions for recognizing deferred taxes for investments, performing intraperiod allocation and calculating income taxes during interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. For public business entities, the amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, or July 1, 2021, with respect to the Company. Early adoption is permitted. We do not anticipate a significant impact to our consolidated financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.